Segmented Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segmented Information

34. Segmented Information

The Company provides comprehensive professional services in the area of infrastructure and facilities throughout North America and globally. It considers the basis on which it is organized, including geographic areas, to identify its reportable segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The chief operating decision maker is the CEO of the Company, and the Company’s operating segments are based on its regional geographic areas.

Segment performance is evaluated by the CEO based on gross margin and is measured consistently with gross margin in the consolidated financial statements. Inter-segment revenues are eliminated on consolidation and reflected in the Adjustments and Eliminations column.

Reportable segments from continuing operations

Comparative figures in the table below were reclassified due to a realignment between the Consulting Services – United States and Consulting Services – Global reportable segments.

	For the year ended December 31, 2018

	Consulting Services				Adjustments
				Total	and
	Canada	United States	Global	Segments	Eliminations	Consolidated
	$	$	$	$	$	$

Total gross revenue	1,311.0	2,365.9	742.7	4,419.6	(135.8)	4,283.8
Less inter-segment revenue	35.2	31.3	69.3	135.8	(135.8)	-
Gross revenue from external customers	1,275.8	2,334.6	673.4	4,283.8	-	4,283.8
Less subconsultants and other direct expenses	188.0	560.2	180.4	928.6	-	928.6

Total net revenue	1,087.8	1,774.4	493.0	3,355.2	-	3,355.2

Gross margin	557.0	982.5	275.7	1,815.2	-	1,815.2

	For the year ended December 31, 2017

	Consulting Services				Adjustments
				Total	and
	Canada	United States	Global	Segments	Eliminations	Consolidated
	$	$	$	$	$	$

Total gross revenue	1,221.9	2,254.0	664.7	4,140.6	(111.9)	4,028.7
Less inter-segment revenue	30.2	28.0	53.7	111.9	(111.9)	-
Gross revenue from external customers	1,191.7	2,226.0	611.0	4,028.7	-	4,028.7
Less subconsultants and other direct expenses	164.1	511.3	179.5	854.9	-	854.9

Total net revenue	1,027.6	1,714.7	431.5	3,173.8	-	3,173.8

Gross margin	551.5	958.7	251.7	1,761.9	-	1,761.9

Geographic information

	Non-Current assets		Gross Revenue

	December 31	December 31	For the year ended December 31
	2018	2017	2018	2017
	$	$	$	$

Canada	535.2	452.4	1,275.8	1,191.7
United States	1,342.3	1,311.2	2,334.6	2,226.0
United Kingdom	140.5	119.3	184.9	129.4
Other countries	140.3	148.7	488.5	481.6

	2,158.3	2,031.6	4,283.8	4,028.7

Non-current assets consist of property and equipment, goodwill, and intangible assets. Geographic information is attributed to countries based on the location of the assets. Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services

	For the year ended December 31
	2018 $	2017 $

Consulting Services
Buildings	944.5	898.1
Energy & Resources	591.7	479.2
Environmental Services	682.8	678.1
Infrastructure	1,157.6	1,090.4
Water	907.2	882.9

Total gross revenue from external customers	4,283.8	4,028.7

The allocation of gross revenue to each business operating unit has been reclassified for comparative figures due to a realignment of certain services between business operating units.

Customers

The Company has a large number of clients in various industries and sectors of the economy. No particular customer exceeds 10% of the Company’s gross revenue.